Note 2 - Significant Accounting Policies	12 Months Ended
Dec. 31, 2018
Statement Line Items [Line Items]
Disclosure of significant accounting policies [text block]
2.	Significant accounting policies

a.	Statement of compliance and basis of preparation

These consolidated financial statements have been prepared in accordance with International Financial Reporting Standards (IFRS) as issued by the International Accounting Standards Board (IASB).

These consolidated financial statements have been prepared on the historical cost basis except for the valuation of the preferred shares, embedded derivatives, as well as the share-based payment transactions as explained in the accounting policies below. Historical cost is generally based on the fair value of the consideration given in exchange for goods and services at the time of acquisition.

Fair value is the price that would be received in selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, regardless of whether that price is directly observable or estimated using another valuation technique.

In estimating the fair value of an asset or a liability, the Company takes into account the characteristics of the asset or liability if market participants would take those characteristics into account when pricing the asset or liability at the measurement date.

In addition, for financial reporting purposes, fair value measurements are categorized into Level
1,
2,
or
3
based on the degree to which the inputs to the fair value measurements are observable and the significance of the inputs to the fair value measurement in its entirety, which are described as follows:

•	Level 1 inputs are quoted prices (unadjusted) in active markets for identical assets or liabilities that the entity can access at the measurement date;

•	Level 2 inputs are inputs, other than quoted prices included within Level 1, that are observable for the asset or liability, either directly or indirectly; and

•	Level 3 inputs are unobservable inputs for the asset or liability.

The principal accounting policies are set out below.

During the year ended
December 31, 2018,
the Company corrected an immaterial error that resulted in a reclassification from current prepaid expenses to long-term prepaid expenses of
$775,757
as at
December 31, 2017.

b.	Basis of consolidation

These consolidated financial statements include the accounts of the Company and those of its wholly-owned subsidiaries, Clementia Pharmaceuticals USA Inc. and Clementia Pharmaceuticals France SARL, together, the “Group”. Clementia Pharmaceuticals USA Inc. is an entity incorporated in the state of Delaware, with a registered office in Newton, Massachusetts, United States. Clementia Pharmaceuticals France SARL is an entity incorporated in France, with a registered office in Paris, France.

Subsidiaries are fully consolidated from the date of creation or acquisition, being the date on which the Company obtains control, and continue to be consolidated until the date that such control ceases. Control is achieved when the Company has the power over the investee; is exposed or has the rights to variable returns from its involvement with the investee; and has the ability to use its power to affect its return. The Company reassesses whether or not
it controls an investee if facts and circumstances indicate that there are changes to one
or more of the
three
elements of control listed beforehand.

All intragroup assets and liabilities, equity, income, expenses and cash flows relating to transaction between members of the Group are eliminated in full on consolidation.

c.	Functional and presentation currency

Items included in the consolidated financial statements of the Company are measured using the currency of the primary economic environment in which the Company operates (the functional currency). These consolidated financial statements are presented in United States dollars (USD), which is the Company’s functional and presentation currency.

d.	Foreign currency transactions

In preparing these consolidated financial statements, transactions in currencies other that the Company’s functional currency are recognized at rates of exchange prevailing at the dates of the transactions. At the end of each reporting period, monetary items denominated in foreign currencies are retranslated at the rates prevailing at that date. Non-monetary items that are measured in terms of historical cost in a foreign currency are not
retranslated. Exchange differences on monetary items are recognized in profit or loss in the period in which they arise.

e.	Cash

Cash is limited to current balances with banks and similar institutions that have an insignificant risk of change in value.

f.	Short and long-term investments

Short-term investments are highly liquid investments with an original maturity greater than three
months but less than
one
year. Long-term investments are highly liquid investments with an original maturity greater than one
year. Our investment portfolio consists of guaranteed investment certificates.

g.	Property and equipment

Equipment is stated at historical cost less accumulated depreciation and accumulated impairment losses, if any. Historical cost includes expenditures that are directly attributable to the acquisition of such items. Subsequent costs are included in the asset’s carrying amount or recognized as a separate asset, as appropriate, only when it is probable that future economic benefits associated with the item will flow to the Company and the cost of the item can be measured reliably. All other repairs and maintenance are charged to profit and loss in the period in which they are incurred.

Depreciation is recognized so as to write off the cost or valuation of assets less their residual values over their estimated useful lives, using the straight-line method as follows.

Computer hardware	Straight-line over 2 years
Office equipment	Straight-line over 2 years
Furniture	Straight-line over 5 years
Leasehold improvements	Straight-line over the term of the lease

The estimated useful lives, residual values and depreciation methods are reviewed at the end of each reporting period, with the effect of any changes in estimate accounted for on a prospective basis.

An item of property and equipment is derecognized upon disposal or when no
future economic benefits are expected to arise from the continued use of the asset. Any gain or loss arising on the disposal or retirement of an item of property and equipment is determined as the difference between the sales proceeds and the carrying amount of the asset and is recognized in profit or loss.

h.	Intangible assets

Intangible assets with finite useful lives that are acquired separately or developed externally are carried at cost less accumulated amortization and accumulated impairment losses, if any. Amortization is recognized on a straight-line basis over their estimated useful lives ranging from
5
years for software and from
9
to
20
years for in-licensed patents. The estimated useful life and amortization method are reviewed at the end of each reporting period, with the effect of any changes in estimate being accounted for on a prospective basis. All intangible assets have been purchased from or developed by third
parties and have
not
been internally generated.

An intangible asset is derecognized on disposal, or when
no
future economic benefits are expected from use or disposal. Gains or losses from derecognition of an intangible asset, measured as the difference between the net disposal proceeds and the carrying amount of the asset, are recognized in profit or loss when the asset is derecognized.

i.	Impairment of tangible and intangible assets

At the end of each reporting period, the Company reviews the carrying amounts of its tangible and intangible assets to determine whether there is any indication that those assets have suffered an impairment loss. If any such indication exists, the recoverable amount of the asset is estimated in order to determine the extent of the impairment loss, if any. When it is not
possible to estimate the recoverable amount of an individual asset, the Company estimates the recoverable amount of the cash-generating unit to which the asset belongs. When a reasonable and consistent basis of allocation can be identified, corporate assets are also allocated to individual cash-generating units, or otherwise they are allocated to the smallest group of cash-generating units for which a reasonable and consistent allocation basis can be identified.

Recoverable amount of a cash-generating unit is the higher of fair value less costs of disposal and value in use. In assessing value in use, the estimated future cash flows are discounted to their present value using a pre-tax discount rate that reflects current market assessments of the time value of money and the risks specific to the asset for which the estimates of future cash flows have not
been adjusted. If the recoverable amount of an asset or cash-generating unit is estimated to be less than its carrying amount, the carrying amount of the asset or cash-generating unit is reduced to its recoverable amount. An impairment loss is recognized immediately in profit or loss.

When an impairment loss subsequently reverses, the carrying amount of the asset or cash-generating unit is increased to the revised estimate of its recoverable amount, but so that the increased carrying amount does not
exceed the carrying amount that would have been determined had no
impairment loss been recognized for the asset or cash-generating unit in prior periods. A reversal of an impairment loss is recognized immediately in profit or loss.

j.	Government assistance

Government assistance, consisting of investment tax credits and orphan drug tax credits, is recorded as a reduction of the related expense or against the cost of the asset acquired. Government assistance is recognized when there is reasonable assurance that the Company has met the requirements of the approved research program, when there is reasonable assurance that benefits will be received and all attached conditions have been complied with.

Investment tax credits consist of direct and indirect expenditures, including a reasonable allocation of overhead expenses, associated with the Company’s research and development programs. Research and development costs are expensed as incurred. Overhead expenses comprise general and administrative support provided to the research and development program and involve costs associated with support activities such as office services, information technology and human resources. Orphan drug tax credits consist of direct expenditures associated with the Company’s orphan drug clinical trials.

Investment tax credits and orphan drug tax credits are recorded based on management estimates of amounts for which there is reasonable assurance that they will be received and are subject to audit by the taxation authorities and, accordingly, these amounts may
vary materially which could result in adjustments to profits or losses.

k.	Share-based payments

Equity-settled share-based payments to employees and directors providing similar services are measured at the fair value of the equity instruments at the grant date.

The Company recognizes the compensation cost of share-based payments using a graded vesting method where each installment that vests is treated as its own award and each installment is measured and recognized separately. The fair value determined at the grant date for each tranche of the equity-settled share-based payments is expensed over its vesting period on a straight-line basis, based on the Company’s estimate of equity instruments that will eventually vest, with a corresponding increase in contributed surplus.

At the end of each reporting period, the Company revises its estimate of the number of equity instruments expected to vest. The impact of the revision of the original estimates, if any, is recognized in profit or loss such that the cumulative expense reflects the revised estimate, with a corresponding adjustment to contributed surplus.

l.	Share capital

Common shares are classified as equity. Incremental costs directly attributable to the issuance of shares and stock options are recognized as a deduction from share capital, net of any tax effects.

m.	Income taxes

Income tax expense represents the sum of the tax currently payable and deferred tax.

Current tax

The tax currently payable is based on taxable profit for the year. Taxable profits differ from profits or losses as reported in the consolidated statements of net loss and comprehensive loss because items of income or expense that are taxable or deductible in other years and items that are never taxable or deductible. The Group’s current tax is calculated using tax rates that have been enacted or substantively enacted at the end of the reporting period.

Deferred tax

Deferred tax is recognized on temporary differences between the carrying amounts of assets and liabilities in the consolidated financial statements and the corresponding tax bases used in the computation of taxable profit.

Deferred tax assets and liabilities are measured at the tax rates that are expected to apply in the period in which the liability is settled or the asset realized, based on tax rates and tax laws that have been enacted or substantively enacted by the end of the reporting period. The measurement of deferred tax liabilities and assets reflect the tax consequences that would flow from the manner in which the Company expects, at the end of the reporting period, to recover or settle the carrying amount of its assets and liabilities. The effect of a change in tax rates is recognized in the period during which the tax rate change occurs.

Deferred tax assets and liabilities are offset if there is a legally enforceable right to offset deferred tax liabilities and assets, and they relate to income taxes levied by the same tax authority on the same taxable entity, or on different tax entities, but they intend to settle deferred tax liabilities and assets on a net basis or their tax assets and liabilities will be realized simultaneously.

A deferred tax asset is recognized for unused tax losses and deductible temporary differences, to the extent that it is probable that future taxable profits will be available against which they can be utilized. In the Company’s case, recurring operating losses expected to be incurred throughout the development years create tax assets that may
reduce future taxable earnings, if any. The carrying amount of deferred tax assets is reviewed at each reporting period and reduced to the extent that it is no
longer probable that sufficient taxable profits will be available to allow all or a part of the asset to be recovered.

In assessing whether deferred tax assets
may
be realized, management considers the likelihood that some portion or all of the tax assets will be realized. The ultimate use of net deferred tax assets is dependent upon the generation of future taxable income or available tax planning strategies in making this assessment. Since the Company is a development stage company, the generation of future taxable income is dependent on the successful commercialization of its products and technologies. Management has determined that it is not
“more likely than
not”
that the benefits of the deferred tax assets will be recovered and these have thus not
been recorded.

n.	Loss per share

Loss per share is determined using the weighted average number of common shares outstanding during the period.

Diluted loss per share is determined by adjusting the loss and the weighted average number of common shares for the effects of all dilutive potential common shares, which comprise the preferred shares and employee stock options.

o.	Employee benefits

Short-term employee benefit obligations are measured at the undiscounted amount of the benefits expected to be paid in exchange for the related service and are expensed as the related service is provided.

A liability is recognized for the amount expected to be paid under short-term cash bonus plans if the Company has a present, legal or constructive obligation to pay this amount as a result of past service provided by the employee, and the obligation can be estimated reliably.

p.	Financial instruments

Financial assets and financial liabilities are recognized when the Company becomes party to the contractual obligations of the instruments.

Financial assets and financial liabilities are initially measured at fair value. Transaction costs that are directly attributable to the acquisition or issue of financial assets or financial liabilities other than financial assets and financial liabilities at fair value through profit or loss are added to or deducted from the fair value of the financial assets or financial liabilities, as appropriate, on initial recognition.

Transaction costs directly attributable to the acquisition of financial assets or financial liabilities at fair value through profit or loss are recognized immediately in profit or loss.

Financial instruments are classified into the following specified categories: amortised cost or fair value through other comprehensive income (FVOCI) or fair value through profit or loss (FVTPL). The classification depends on the cash flow characteristics of the financial instrument and the business model and is determined at the time of initial recognition. The Company’s financial instruments have been classified as follows:

Financial instrument	Classification of financial assets and financial liabilities
Cash	Amortized cost
Short and long-term investments	Amortized cost
Interest and other receivables	Amortized cost
Accounts payable and accrued liabilities	Amortized cost
Preferred shares	Amortized cost
Embedded derivatives	FVTPL

For financial assets measured at amortized cost, the impairment model reflects expected credit losses. The Company recognizes, if any, loss allowances for expected credit losses and changes in those expected credit losses. At each reporting date, financial assets carried at amortized cost are assessed to determine whether they are credit-impaired. A financial asset is credit-impaired when one
or more events that have a detrimental impact on the estimated future cash flows of the financial asset have occurred. Loss allowances for financial assets measured at amortized cost, if any, are deducted from the gross carrying amount of the assets. The gross carrying amount of a financial asset is written off to the extent that there is no
realistic prospect of recovery.

Financial liabilities other than those at FVTPL are initially recognized at fair value, net of directly attributable transaction costs, and subsequently measured at amortized cost using the effective interest method. A financial liability is derecognized when the obligation underlying the liability is discharged or cancelled or expires.

Financial liabilities at FVTPL are recognized and subsequently measured at fair value at each reporting date with changes in fair value recorded in profit and loss in the period in which they arise. Transaction costs are allocated to financial liabilities at FVTPL and are expensed in profit and loss at inception.

Classification as debt or equity

Debt and equity instruments issued by the Company are classified as either financial liabilities or as equity in accordance with the substance of the contractual arrangements and the definitions of a financial liability and an equity instrument.

An equity instrument is any contract that evidences a residual interest in the assets of the Company after deducting all of its liabilities. Equity instruments issued by the Company are recognized at the proceeds received, net of direct issue costs.

Embedded derivatives

An embedded derivative is a feature within a contract, such that the cash flows associated with that feature behave in a similar fashion to a stand-alone derivative. Embedded derivatives that are separated from the host contract are accounted for at FVTPL.

The terms of the preferred shares include an embedded conversion feature which provides for the conversion of the preferred shares into common shares at a variable rate due to a price protection feature (down-round protection). The Company determined that the conversion feature was an embedded derivative liability that required separation from the financial liability host contract. The embedded derivative liability is recognized and measured at fair value at each reporting date with changes in fair value recorded in financial expenses in profit and loss in the period in which they arise. The liability component is determined at inception by deducting the fair value of the embedded derivative from the fair value of the instrument as a whole.

Transaction costs that relate to the issue of the preferred shares are allocated to the liability and embedded derivative components in proportion to the allocation of the gross proceeds. Transaction costs relating to the embedded derivative liability component are expensed directly in profit and loss and transaction costs relating to the financial liability component are included in the carrying amount of the liability component and are amortized over the expected lives of the convertible instrument using the effective interest method.

Effective interest method

The effective interest method is a method of calculating the amortized cost of a debt instrument and of allocating interest over the relevant period. The effective interest rate is the rate that exactly discounts estimated future cash receipts (including transaction costs and other premiums or discounts) through the expected term of the debt instrument, or, where appropriate, a shorter period, to the net carrying amount on initial recognition.

q.	Interest income

The Company earns interest on its cash in current bank accounts and on its short and long-term investments. Interest income from a financial asset is recognized when it is probable that the economic benefits will flow to the Company and the amount of interest can be measured reliably.

Interest income is accrued on a time basis, by reference to the principal amount outstanding and at the effective interest rate applicable, which is the rate that exactly discounts estimated future cash receipts through the expected life of the financial asset to that asset’s net carrying amount on initial recognition.

r.	Leases

The Company’s leases are operating leases. The leased assets are not
recognized in the Company’s consolidated statements of financial position as the Company did not
substantially assume all risks and rewards of ownership of the leased assets. Operating lease payments are recognized as an expense on a straight-line basis over the lease term.

In the event that lease incentives were received to enter into operating leases, such incentives are recognised as a liability. The aggregate benefit of incentives has been recognized as a reduction of rental expense on a straight-line basis.